Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Royalty, stream and working interests
Balance at beginning of period	$ 5,149.3	$ 4,632.1
Additions	11.0	753.0
Impairment (charges) and reversals		68.0
Depletion	(143.2)	(297.4)
Impact of foreign exchange	(18.9)	(6.4)
Balance at end of period	4,998.2	5,149.3
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	903.0	406.9
Additions	6.3	540.0
Transfers		6.3
Depletion	(20.2)	(42.7)
Impact of foreign exchange	(10.7)	(7.5)
Balance at end of period	878.4	903.0
Streams
Royalty, stream and working interests
Balance at beginning of period	2,623.0	2,653.6
Additions		165.6
Depletion	(90.5)	(196.2)
Balance at end of period	2,532.5	2,623.0
Energy
Royalty, stream and working interests
Balance at beginning of period	1,258.3	1,214.6
Additions	3.6	24.7
Impairment (charges) and reversals		75.5
Depletion	(32.3)	(57.9)
Impact of foreign exchange	(5.6)	1.4
Balance at end of period	1,224.0	1,258.3
Advanced
Royalty, stream and working interests
Balance at beginning of period	308.8	294.0
Additions		22.7
Impairment (charges) and reversals		(7.5)
Depletion	(0.2)	(0.6)
Impact of foreign exchange	(1.8)	0.2
Balance at end of period	306.8	308.8
Exploration
Royalty, stream and working interests
Balance at beginning of period	56.2	63.0
Additions	1.1
Transfers		(6.3)
Impact of foreign exchange	(0.8)	(0.5)
Balance at end of period	$ 56.5	$ 56.2